AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.4%
	COMMUNICATION SERVICES — 7.2%
	CABLE & SATELLITE - 1.4%
20,000	Comcast Corporation, Class A	$ 1,082,200

	ENTERTAINMENT CONTENT - 2.3%
10,000	Walt Disney Company (The)(a)	1,845,200

	INTERNET MEDIA & SERVICES - 2.1%
800	Alphabet, Inc., Class C(a)	1,654,904

	TELECOMMUNICATIONS - 1.4%
17,000	AT&T, Inc.	514,590
11,000	Verizon Communications, Inc.	639,650
		1,154,240

	TOTAL COMMUNICATION SERVICES (Cost $2,277,480)	5,736,544

	CONSUMER DISCRETIONARY — 11.8%
	AUTOMOTIVE - 1.6%
22,500	General Motors Company	1,292,850

	HOME & OFFICE PRODUCTS - 1.5%
5,500	Whirlpool Corporation	1,211,925

	HOME CONSTRUCTION - 2.1%
27,540	MDC Holdings, Inc.	1,635,876

	LEISURE FACILITIES & SERVICES - 1.1%
10,000	Royal Caribbean Cruises Ltd.	856,100

	RETAIL - CONSUMER STAPLES - 1.5%
6,000	Target Corporation	1,188,420

	RETAIL - DISCRETIONARY - 4.0%
20,000	Foot Locker, Inc.	1,125,000

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	CONSUMER DISCRETIONARY — 11.8% (Continued)
	RETAIL - DISCRETIONARY - 4.0% (Continued)
18,500	Kohl's Corporation	$ 1,102,785
25,000	Nordstrom, Inc.	946,750
		3,174,535

	TOTAL CONSUMER DISCRETIONARY (Cost $3,803,275)	9,359,706

	CONSUMER STAPLES — 4.7%
	FOOD - 1.0%
11,000	Tyson Foods, Inc., Class A	817,300

	RETAIL - CONSUMER STAPLES - 2.2%
20,000	Kroger Company (The)	719,800
7,500	Walmart, Inc.	1,018,725
		1,738,525
	WHOLESALE - CONSUMER STAPLES - 1.5%
20,000	Archer-Daniels-Midland Company	1,140,000

	TOTAL CONSUMER STAPLES (Cost $1,417,070)	3,695,825

	ENERGY — 2.2%
	OIL & GAS PRODUCERS - 1.6%
11,500	Exxon Mobil Corporation	642,045
14,000	TOTAL S.E. - ADR	651,560
		1,293,605
	TRANSPORTATION & LOGISTICS - 0.6%
58,000	SFL Corp Ltd.	465,160

	TOTAL ENERGY (Cost $1,896,985)	1,758,765

	FINANCIALS — 17.0%
	BANKING - 10.3%
30,000	Bank of America Corporation	1,160,700

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	FINANCIALS — 17.0% (Continued)
	BANKING - 10.3% (Continued)
30,000	Fifth Third Bancorp	$ 1,123,500
13,500	JPMorgan Chase & Company	2,055,105
60,000	Old National Bancorp	1,160,400
7,500	PNC Financial Services Group, Inc. (The)	1,315,575
24,000	Truist Financial Corporation	1,399,680
		8,214,960
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
4,500	Goldman Sachs Group, Inc. (The)	1,471,500

	INSURANCE - 2.7%
18,000	MetLife, Inc.	1,094,220
11,500	Prudential Financial, Inc.	1,047,650
		2,141,870
	SPECIALTY FINANCE - 2.1%
13,000	Capital One Financial Corporation	1,653,990

	TOTAL FINANCIALS (Cost $5,873,581)	13,482,320

	HEALTH CARE — 10.5%
	BIOTECH & PHARMA - 5.7%
5,500	Amgen, Inc.	1,368,456
2,500	Biogen, Inc.(a)	699,375
7,500	Johnson & Johnson	1,232,625
8,000	Merck & Company, Inc.	616,720
15,000	Pfizer, Inc.	543,450
1,861	Viatris, Inc.(a)	25,998
		4,486,624
	HEALTH CARE FACILITIES & SERVICES - 1.5%
11,200	Cardinal Health, Inc.	680,400
6,702	CVS Health Corporation	504,191
1	Encompass Health Corporation	82
		1,184,673

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	HEALTH CARE — 10.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3%
8,500	Abbott Laboratories	$ 1,018,640
7,000	Medtronic PLC	826,910
5,000	Zimmer Biomet Holdings, Inc.	800,400
		2,645,950

	TOTAL HEALTH CARE (Cost $5,234,101)	8,317,247

	INDUSTRIALS — 13.2%
	AEROSPACE & DEFENSE - 0.9%
2,000	Lockheed Martin Corporation	739,000

	COMMERCIAL SUPPORT SERVICES - 1.5%
12,000	ManpowerGroup, Inc.	1,186,800

	DIVERSIFIED INDUSTRIALS - 1.4%
8,000	Eaton Corp PLC	1,106,240

	ELECTRICAL EQUIPMENT - 1.0%
4,700	Acuity Brands, Inc.	775,500

	MACHINERY - 3.6%
6,500	Caterpillar, Inc.	1,507,155
3,734	Deere & Company	1,397,039
		2,904,194
	TRANSPORTATION & LOGISTICS - 3.3%
4,500	FedEx Corporation	1,278,180
5,000	Norfolk Southern Corporation	1,342,600
		2,620,780
	TRANSPORTATION EQUIPMENT - 1.5%
4,500	Cummins, Inc.	1,165,995

	TOTAL INDUSTRIALS (Cost $4,408,823)	10,498,509

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	INFORMATION TECHNOLOGY — 22.2%
	SEMICONDUCTORS - 6.3%
25,000	Cohu, Inc.	$ 1,046,000
18,000	Intel Corporation	1,152,000
2,500	Lam Research Corporation	1,488,100
10,000	QUALCOMM, Inc.	1,325,900
		5,012,000
	SOFTWARE - 4.6%
7,000	Microsoft Corporation	1,650,390
36,000	NortonLifeLock, Inc.	765,360
18,000	Oracle Corporation	1,263,060
		3,678,810
	TECHNOLOGY HARDWARE - 10.1%
14,000	Apple, Inc.	1,710,099
15,500	Benchmark Electronics, Inc.	479,260
18,000	Cisco Systems, Inc.	930,780
32,500	Corning, Inc.	1,414,075
10,000	Jabil, Inc.	521,600
30,000	Juniper Networks, Inc.	759,900
11,000	NetApp, Inc.	799,370
18,000	Seagate Technology PLC	1,381,500
		7,996,584
	TECHNOLOGY SERVICES - 1.2%
7,100	International Business Machines Corporation	946,146

	TOTAL INFORMATION TECHNOLOGY (Cost $6,340,992)	17,633,540

	MATERIALS — 4.9%
	CHEMICALS - 2.5%
6,000	Albemarle Corporation	876,660
7,500	Celanese Corporation	1,123,575
		2,000,235
	CONTAINERS & PACKAGING - 1.4%
20,500	International Paper Company	1,108,435

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	MATERIALS — 4.9% (Continued)
	METALS & MINING - 1.0%
13,000	Newmont Corporation	$ 783,510

	TOTAL MATERIALS (Cost $1,898,727)	3,892,180

	REAL ESTATE — 3.3%
	DATA CENTER REIT - 1.2%
7,000	Digital Realty Trust, Inc.	985,880

	HEALTH CARE REIT - 0.9%
40,000	Physicians Realty Trust	706,800

	RETAIL REIT - 1.2%
50,000	Kimco Realty Corporation	937,500

	TOTAL REAL ESTATE (Cost $2,096,874)	2,630,180

	UTILITIES — 0.4%
	ELECTRIC UTILITIES - 0.4%
4,000	Pinnacle West Capital Corporation	325,400

	TOTAL UTILITIES (Cost $321,726)	325,400

	TOTAL COMMON STOCKS (Cost $35,569,634)	77,330,216

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
1,536,472	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1,536,472)(b)	1,536,472

	TOTAL INVESTMENTS - 99.3% (Cost $37,106,106)	$ 78,866,688
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	527,126
	NET ASSETS - 100.0%	$ 79,393,814

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument, factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading, (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$ 5,736,544	$ -	$ -	$ 5,736,544
Consumer Discretionary	9,359,706	-	-	9,359,706
Consumer Staples	3,695,825	-	-	3,695,825
Energy	1,758,765	-	-	1,758,765
Financials	13,482,320	-	-	13,482,320
Health Care	8,317,247	-	-	8,317,247
Industrials	10,498,509	-	-	10,498,509
Information Technology	17,633,540	-	-	17,633,540
Materials	3,892,180	-	-	3,892,180
Real Estate	2,630,180	-	-	2,630,180
Utilities	325,400	-	-	325,400
Total Common Stocks	77,330,216	-	-	77,330,216
Short-Term Investment	1,536,472	-	-	1,536,472
Total Investments	$ 78,866,688	$ -	$ -	$ 78,866,688

There were no Level 3 securities held in the Fund during the current period presented.
* Refer to the Schedule of Investments for industry classification.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Al Frank	$ 37,046,388	$ 42,109,961	$ (289,661)	$ 41,820,300